SEGMENTS REPORTING (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Depreciation expenses	$ 7,716	$ 7,868	$ 8,276
Hawks [Member]
Segment Reporting Information [Line Items]
Depreciation expenses	90	97	85
Radware Core [Member]
Segment Reporting Information [Line Items]
Depreciation expenses	$ 7,626	$ 7,771	$ 8,191